3. Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Major classifications
Total Loans	$ 759,764	$ 723,811	$ 689,091
Less allowance for loan losses	6,366	7,550	9,589	$ 11,082
Net loans	753,398	716,261
Construction and land development
Major classifications
Total Loans	84,987	61,749	65,791
Less allowance for loan losses	804	1,152	2,185	2,785
Single-family residential
Major classifications
Total Loans	246,703	240,700	220,690
Less allowance for loan losses	1,812	2,126	2,534	2,566
Single-family residential - Banco de la Gente stated income
Major classifications
Total Loans	37,249	40,189	43,733
Less allowance for loan losses	1,280	1,377	1,460	1,610
Commercial
Major classifications
Total Loans	248,637	247,521	228,526
Less allowance for loan losses	1,193	1,593	1,917	1,902
Multifamily and Farmland
Major classifications
Total Loans	28,937	21,047	18,080
Less allowance for loan losses	72	52	0	7
Total real estate loans
Major classifications
Total Loans	646,513	611,206
Commercial loans (not secured by real estate)
Major classifications
Total Loans	89,022	87,596	91,010
Less allowance for loan losses	574	675	842	1,098
Farm loans (not secured by real estate)
Major classifications
Total Loans	1,204	0	3
Less allowance for loan losses	0	0	$ 0	$ 0
Consumer loans (not secured by real estate)
Major classifications
Total Loans	9,888	9,832
All other loans (not secured by real estate)
Major classifications
Total Loans	$ 13,137	$ 15,177